UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2026

MFS®  Charter Income Trust
MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust
New York Stock Exchange Symbol: MCR

Contact information	back cover
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)

140
120
100
80
60
40
20
0
-20
-40
-60
130.6%
0.0%
(30.8)%
0.2%
Fixed Income 130.6%
Equities (o) 0.0%
Cash & Cash Equivalents (Less Liabilities) (b) (30.8)%
Other (p) 0.2%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

140
120
100
80
60
40
20
0
-20
-40
-60
118.1%
0.0%
(32.7)%
14.6%
Fixed Income 118.1%
Equities (o) 0.0%
Cash & Cash Equivalents (Less Liabilities) (b) (32.7)%
Other (q) 14.6%

Fixed income sectors (i)
High Yield Corporates	71.8%
Emerging Markets Bonds	21.3%
Non-U.S. Government Bonds	12.6%
Investment Grade Corporates	6.9%
Mortgage-Backed Securities	1.9%
U.S. Government Bonds	1.2%
Commercial Mortgage-Backed Securities	1.2%
Collateralized Loan Obligations	0.5%
Asset-Backed Securities	0.3%
Municipal Bonds	0.2%
Residential Mortgage-Backed Securities	0.2%
Portfolio facts
Average Duration (d)	5.2
Average Effective Maturity (m)	6.2 yrs.
Composition including fixed income credit quality (a)(i)
AAA	2.1%
AA	4.0%
A	8.4%
BBB	12.8%
BB	43.8%
B	28.6%
CCC	7.8%
CC	0.1%
C	0.1%
U.S. Government	21.8%
Federal Agencies	1.9%
Not Rated	(13.3)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents (Less Liabilities) (b)	(32.7)%
Other (q)	14.6%

Portfolio Composition - continued

(a)
 For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)
 Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents
(Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and
Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)
 Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about
5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)
 For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)
 In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)
 Less than 0.1%.
(p)
 For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)
 For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)
 For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents (Less Liabilities).
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Portfolio Composition - continued
Percentages are based on net assets as of May 31, 2026.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
Philipp Burgener	Structured Securities Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Co-Chief Investment Officer-Global Fixed Income of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	2023	Investment Officer of MFS; employed in the investment management area of MFS since 2003.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.
Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

Other Notes – continued
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's distribution amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 130.6%
Aerospace & Defense – 2.6%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)		$811,000	$826,633
Axon Enterprise, Inc., 6.25%, 3/15/2033 (n)		229,000	234,737
Boeing Co., 6.388%, 5/01/2031		26,000	27,736
Boeing Co., 5.805%, 5/01/2050		73,000	72,269
Bombardier, Inc., 7.25%, 7/01/2031 (n)		381,000	400,331
Bombardier, Inc., 7%, 6/01/2032 (n)		244,000	254,125
Bombardier, Inc., 6.75%, 6/15/2033 (n)		481,000	500,986
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)		42,000	41,381
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)		42,000	41,545
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035		67,000	69,557
MOOG, Inc., 5.5%, 10/15/2034 (n)		630,000	624,146
Rheinmetall AG, 3.375%, 5/28/2031	EUR	100,000	117,139
Rolls-Royce Holdings PLC, 3.875%, 5/20/2036		100,000	117,672
TransDigm, Inc., 6.375%, 3/01/2029 (n)		$487,000	496,562
TransDigm, Inc., 6.875%, 12/15/2030 (n)		1,119,000	1,153,488
TransDigm, Inc., 6.375%, 5/31/2033 (n)		1,240,000	1,251,906
TransDigm, Inc., 6.125%, 7/31/2034 (n)		860,000	856,444
			$7,086,657
Airlines – 0.1%
JetBlue Airways Corp., 9.875%, 9/20/2031 (n)		$143,000	$131,537
Asset-Backed & Securitized – 2.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.988%, 11/15/2054 (i)		$3,680,150	$117,367
AA Bond Co. Ltd., 5.5%, 7/31/2050	GBP	100,000	132,281
ACREC 2021-FL1 Ltd., “C”, FLR, 5.89% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)		$229,500	229,565
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)		145,712	146,393
Angel Oak Mortgage Trust, 2025-1, “A2”, 5.844%, 1/25/2070 (n)		72,372	72,679
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 6.643% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	207,998
AREIT 2022-CRE6 Trust, “C”, FLR, 5.788% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		100,000	100,003
AREIT 2022-CRE6 Trust, “D”, FLR, 6.488% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	99,860
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)		15,060	15,123

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.328% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		$44,732	$113,725
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.586%, 4/15/2053 (i)		1,881,470	72,516
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)		884,157	39,545
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)		2,143,159	121,434
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.75%, 7/15/2053 (i)		2,576,480	126,642
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)		3,500,068	146,910
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.078%, 3/15/2054 (i)		1,859,235	66,853
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)		5,187,803	153,733
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)		6,717,926	286,524
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.216%, 8/15/2054 (i)		2,214,151	100,094
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.637%, 7/15/2055 (i)		8,884,455	323,671
BMP Commercial Mortgage Trust, 2024-MF23, “C”, FLR, 5.468% (SOFR - 1mo. + 1.8413%), 6/15/2041 (n)		100,000	100,188
BMP Commercial Mortgage Trust, 2024-MF23, “D”, FLR, 6.018% (SOFR - 1mo. + 2.3905%), 6/15/2041 (n)		100,000	100,313
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)		55,546	56,154
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)		55,546	56,427
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)		147,966	147,503
BX Trust, 2024-PURE, “A”, FLR, 4.172% (CORRA + 1.9%), 11/15/2041 (n)	CAD	147,723	107,162
BX Trust, 2026-CLS, “C”, 5.977%, 5/15/2043 (n)		$100,000	100,375
BX Trust, 2026-CLS, “D”, 7.077%, 5/15/2043 (n)		100,000	100,624
Cathedral Lake VI Ltd., FLR, 5.517% (SOFR - 3mo. + 1.85%), 4/25/2034 (n)		126,020	126,076
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		87,789	73,340
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	54,478
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)		1,483,481	38,275
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)		986,212	32,748
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.022%, 6/15/2064 (i)		1,238,880	47,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(d)(p)	$4,586,320	$46
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	99,907
ELM Trust, 2024-ELM, “C10”, 6.189%, 6/10/2039 (n)	100,000	99,855
ELM Trust, 2024-ELM, “D10”, 6.625%, 6/10/2039 (n)	100,000	99,771
Empire District Bondco LLC, 4.943%, 1/01/2035	133,682	134,416
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	8,311	8,323
Enterprise Fleet Financing 2025-1 LLC, “A2”, 4.65%, 10/20/2027 (n)	29,909	29,973
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	100,000	100,983
EQT Trust, 2024-EXTR, “C”, 6.046%, 7/05/2041 (n)	100,000	101,117
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.862% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	75,847	75,765
M&T Bank Auto Receivables Trust, 2025-1A, “A2A”, 4.63%, 5/15/2028 (n)	61,357	61,448
MF1 2022-FL8 Ltd., “C”, FLR, 5.812% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	110,841	110,390
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)	897,577	39,619
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	2,777,478	96,296
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	65,231	65,398
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	51,556	51,697
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.962% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	88,934	89,003
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.539% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	190,000	189,966
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.84% ((SOFR - 1mo. + 0.11448%) + 2.1%), 4/18/2038 (n)	100,000	99,900
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.275% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	235,000	235,045
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.325% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	100,000	100,186
Verus Securitization Trust, 2024-1, “A1”, 5.712%, 1/25/2069 (n)	70,042	70,178
Volvo Financial Equipment LLC, 2024-1A, “A2”, 4.56%, 5/17/2027 (n)	6,959	6,961
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)	1,840,364	105,145
		$5,885,125

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Auto & Auto Components – 2.3%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)		$1,183,000	$1,108,080
Allison Transmission, Inc., 5.875%, 12/01/2033 (n)		116,000	116,325
American Axle & Manufacturing, Inc., 6.375%, 10/15/2032 (n)		290,000	291,080
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (n)		517,000	518,427
Clarios Global LP/Clarios US Finance Co., 6.75%, 2/15/2030 (n)		381,000	393,859
Clarios Global LP/Clarios US Finance Co., 4.75%, 6/15/2031 (n)	EUR	332,000	387,533
Clarios Global LP/Clarios US Finance Co., 6.75%, 9/15/2032 (n)		$175,000	179,261
Cyprium Corp./Cyprium Holdings Co., 6.375%, 4/15/2034 (n)		575,000	573,826
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)		708,000	699,573
Dexko Global, Inc., 7.5%, 4/15/2032 (n)		286,000	247,330
Ford Motor Co., 6.1%, 8/19/2032		42,000	43,101
Hyundai Capital America, 6.375%, 4/08/2030 (n)		33,000	34,640
Hyundai Capital America, 4.5%, 9/18/2030 (n)		20,000	19,694
J.B. Poindexter & Co., Inc., 8.75%, 12/15/2031 (n)		603,000	620,085
New Flyer Holdings, Inc., 9.25%, 7/01/2030 (n)		777,000	833,773
RCI Banque S.A., 3.625%, 2/22/2030	EUR	100,000	116,933
Toyota Motor Finance (Netherlands) B.V., 3.25%, 4/23/2030		50,000	58,375
Wabash National Corp., 4.5%, 10/15/2028 (n)		$129,000	109,708
			$6,351,603
Brokerage & Asset Managers – 1.6%
Aretec Group, Inc., 7.5%, 4/01/2029 (n)		$302,000	$302,094
Aretec Group, Inc., 10%, 8/15/2030 (n)		418,000	443,333
Carlyle Group, Inc., 5.05%, 9/19/2035		64,000	61,786
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036		73,000	71,028
Hightower Holding LLC, 6.75%, 4/15/2029 (n)		447,000	445,919
Hightower Holding LLC, 9.125%, 1/31/2030 (n)		271,000	279,059
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)		1,555,000	1,558,900
Jefferies Finance LLC, 5%, 8/15/2028 (n)		287,000	277,400
Jefferies Financial Group, Inc., 5.5%, 2/15/2036		62,000	60,370
LPL Holdings, Inc., 5.75%, 6/15/2035		26,000	26,122
Osaic Holdings, Inc., 8%, 8/01/2033 (n)		862,000	876,908
			$4,402,919
Building – 2.4%
AmeriTex Holdco Intermediate LLC, 7.625%, 8/15/2033 (n)		$770,000	$801,772
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)		275,000	166,554
CRH Finance (U.K.) PLC, 4.125%, 12/02/2029	GBP	100,000	131,410
Ferguson Enterprises, Inc., 5%, 10/03/2034		$85,000	84,503
Heidelberg Materials AG, 3.5%, 10/10/2029	EUR	50,000	58,755
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		$27,000	26,990
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		43,000	43,101
Knife River Corp., 7.75%, 5/01/2031 (n)		459,000	476,532

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)		$348,000	$214,378
LBM Acquisition LLC, 9.5%, 6/15/2031 (n)		638,000	534,200
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)		194,000	190,752
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		580,000	541,875
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		229,000	229,572
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)		758,000	757,092
Quikrete Holdings, Inc., 6.375%, 3/01/2032 (n)		1,516,000	1,543,688
Vulcan Materials Co., 3.5%, 6/01/2030		36,000	34,476
Vulcan Materials Co., 5.7%, 12/01/2054		36,000	35,592
White Cap Supply Holding Co., 7.375%, 11/15/2030 (n)		681,000	678,681
			$6,549,923
Business Services – 3.1%
ams-OSRAM AG, 10.5%, 3/30/2029	EUR	421,000	$520,077
athenahealth, Inc., 6.5%, 2/15/2030 (n)		$712,000	686,332
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)		942,000	958,401
CACI International, Inc., 6.375%, 6/15/2033 (n)		1,055,000	1,078,971
Fiserv, Inc., 4.4%, 7/01/2049		48,000	36,825
ION Platform Finance US, Inc., 7.875%, 9/30/2032 (n)		579,000	448,404
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)		923,000	914,252
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)		406,000	412,310
Meridian Arc HoldCo LLC, 6.25%, 4/30/2031 (n)		863,000	867,438
Paychex, Inc., 5.1%, 4/15/2030		24,000	24,275
Paychex, Inc., 5.35%, 4/15/2032		58,000	58,757
RELX Finance B.V., 3.25%, 5/22/2029 (w)	EUR	100,000	117,110
SE Cosmos LLC, 8.875%, 5/01/2031 (n)		$660,000	690,323
SV RNO Property Owner 1 LLC, 5.875%, 3/01/2031 (n)		1,013,000	1,000,283
Wulf Compute LLC, 7.75%, 10/15/2030 (n)		581,000	610,491
			$8,424,249
Cable TV – 3.1%
Cable One, Inc., 4%, 11/15/2030 (n)		$478,000	$305,384
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,627,000	1,537,658
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,237,000	1,151,225
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032		271,000	237,784
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029		18,000	18,520
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		26,000	26,171
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.484%, 10/23/2045		23,000	21,260

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Comcast Corp., 6.05%, 5/15/2055		$52,000	$51,367
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		800,000	507,728
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		425,000	108,766
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	142,499
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		256,000	261,614
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)		176,000	184,148
DISH DBS Corp., 5.125%, 6/01/2029		599,000	542,129
DISH Network Corp., 11.75%, 11/15/2027 (n)		494,000	509,008
EchoStar Corp., 10.75%, 11/30/2029		613,224	666,415
EchoStar Corp., 6.75% (6.75% Cash or 6.75% PIK) to 5/30/2027, 6.75% Cash to 11/30/2030 (p)		533,739	545,180
Summer BidCo B.V., 8.875%, 1/31/2031 (n)(p)	EUR	102,807	122,914
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$562,000	461,415
Ziggo Bond Co. B.V., 5.125%, 2/28/2030 (n)		1,190,000	1,038,448
			$8,439,633
Chemicals – 1.5%
Chemours Co., 4.625%, 11/15/2029 (n)		$890,000	$854,128
F.I.S. Fabbrica Italiana Sintetici S.p.A., 5.25%, 2/05/2031 (n)	EUR	100,000	116,845
FMC Corp., 8.45% to 11/01/2030, FLR (CMT - 5yr. + 4.366%) to 11/01/2055		$286,000	213,202
Maxam Prill S.à r.l., 6%, 7/15/2030 (n)	EUR	726,000	860,260
Qnity Electronics, Inc., 5.75%, 8/15/2032 (n)		$521,000	524,393
Qnity Electronics, Inc., 6.25%, 8/15/2033 (n)		400,000	407,890
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		786,000	777,805
W.R. Grace Holdings LLC, 7%, 8/01/2033 (n)		400,000	396,788
			$4,151,311
Conglomerates – 1.2%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$576,000	$585,505
Columbia Pipelines Holdings Co. LLC, 7.125%, 2/01/2033 (n)		515,000	521,901
CompoSecure Holdings LLC, 5.625%, 2/01/2033 (n)		674,000	654,279
Eaton Corp. PLC, 4.5%, 3/06/2033		200,000	196,615
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		470,000	480,506
ESAB Corp., 5.625%, 4/01/2031 (n)		687,000	690,403
nVent Finance S.à r.l., 5.65%, 5/15/2033		34,000	34,963
Regal Rexnord Corp., 6.05%, 4/15/2028		51,000	52,146
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		45,000	46,367
Westinghouse Air Brake Technologies Corp., 5.5%, 5/29/2035		43,000	43,993
			$3,306,678

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.9%
Empire Communities Corp., 9.75%, 5/01/2029 (n)		$699,000	$717,869
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		421,000	403,790
Mattamy Group Corp., 6%, 12/15/2033 (n)		364,000	347,460
New Home Co., 8.5%, 11/01/2030 (n)		597,000	602,775
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		506,000	493,628
			$2,565,522
Consumer Products – 1.4%
Acushnet Co., 5.625%, 12/01/2033 (n)		$899,000	$891,971
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		525,000	315,106
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		545,000	571,281
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		473,000	455,293
Energizer Holdings, Inc., 6%, 9/15/2033 (n)		229,000	218,284
Galderma Finance Europe Co., 3.375%, 3/17/2031	EUR	100,000	116,277
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		$515,000	513,169
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		781,000	716,767
			$3,798,148
Consumer Services – 2.1%
Allied Universal Holdco LLC, 6.875%, 6/15/2030 (n)		$298,000	$304,679
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		548,000	572,934
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		604,000	585,884
Booking Holdings, Inc., 3%, 11/07/2030	EUR	100,000	114,930
Garda World Security Corp., 6.5%, 1/15/2031 (n)		$290,000	294,968
Garda World Security Corp., 8.375%, 11/15/2032 (n)		713,000	738,744
ISS Global A/S, 3.5%, 5/11/2031	EUR	100,000	116,236
Pluxee N.V., 3.75%, 9/04/2032		100,000	116,093
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		$775,000	759,909
Service Corp. International, 5.75%, 10/15/2032		1,216,000	1,225,873
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		537,000	502,019
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		226,000	227,420
			$5,559,689
Containers – 0.8%
Ball Corp., 6%, 6/15/2029		$446,000	$453,433
Ball Corp., 2.875%, 8/15/2030		944,000	858,755
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		352,000	338,216
Crown Americas LLC, 5.875%, 6/01/2033		573,000	576,260
			$2,226,664

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 5.3%
Ares Capital Corp., 5.25%, 4/12/2031		$37,000	$36,165
Avolon Holdings Funding Ltd., 5.75%, 3/01/2029 (n)		34,000	34,753
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)		41,000	39,996
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		723,000	751,365
Blackstone Secured Lending Fund, 5.35%, 4/13/2028		38,000	37,955
Cobra AcquisitionCo LLC, 6.375%, 11/01/2029 (n)		344,000	297,496
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		280,000	292,488
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)		593,000	597,151
CrossCountry Intermediate HoldCo LLC, 6.5%, 10/01/2030 (n)		404,000	397,693
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/2032 (n)		231,000	222,110
FirstCash, Inc., 6.125%, 5/01/2034 (n)		573,000	573,432
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		552,000	574,974
Freedom Mortgage Holdings LLC, 6.875%, 5/01/2031 (n)		289,000	280,119
Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031 (n)		218,000	225,702
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		518,000	517,404
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		442,000	463,655
Global Aircraft Leasing Co. Ltd., 8.75%, 9/01/2027 (n)		460,000	470,150
Goldman Sachs Private Credit Corp., 6.15%, 6/16/2031 (n)		34,000	33,867
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		571,000	566,692
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10%, 11/15/2029 (n)		243,000	243,261
Intrum Investments and Financing AB, 7.75%, 9/11/2028 (n)	EUR	89,621	101,553
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)		$484,000	509,138
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)		57,000	56,759
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		231,000	234,889
OneMain Finance Corp., 6.625%, 5/15/2029		600,000	609,353
OneMain Finance Corp., 5.375%, 11/15/2029		398,000	388,316
OneMain Finance Corp., 7.5%, 5/15/2031		354,000	364,941
OneMain Finance Corp., 6.75%, 9/15/2033		399,000	390,948
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)		1,452,000	1,410,546
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)		400,000	406,127
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)		983,000	998,237
Rocket Cos., Inc., 4%, 10/15/2033 (n)		190,000	170,554
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		738,000	752,331
Shurgard Luxembourg S.à r.l., 4%, 5/27/2035	EUR	100,000	114,398
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)		$200,000	196,586
TrueNoord Capital DAC, 8.75%, 3/01/2030 (n)		343,000	351,449
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)		781,000	789,516
			$14,502,069
Electrical Equipment – 0.2%
PR RNO Property Owner 1 LLC, 6.5%, 5/01/2031 (n)		$602,000	$602,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 4.7%
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)	$855,000	$873,384
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054	862,000	788,328
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)	909,000	944,738
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)	195,501	198,590
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)	400,000	395,720
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)	400,000	405,676
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029	318,000	320,148
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)	635,000	651,840
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028	624,000	636,314
Indian Railway Finance Corp., 2.8%, 2/10/2031	800,000	731,013
JSC National Co. Kazakhstan Temir Zholy, 4.875%, 4/29/2031 (n)	400,000	393,814
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028	547,000	563,074
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	493,000	518,305
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)	650,000	518,972
Petroleos Mexicanos, 5.95%, 1/28/2031	100,000	98,591
Petroleos Mexicanos, 6.75%, 9/21/2047	866,000	729,068
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)	669,000	690,303
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)	495,000	481,944
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)	526,000	514,331
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)	516,000	525,596
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	500,000	536,151
Telecommunications Co. (Republic of Serbia), 7.25%, 5/18/2031 (n)	533,000	532,358
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)	597,000	642,150
		$12,690,408

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 10.9%
Czech Republic, 5.3%, 9/19/2035	CZK	8,080,000	$403,944
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		$250,000	251,432
Federal Republic of Nigeria, 7.875%, 2/16/2032		326,000	344,484
Federative Republic of Brazil, 10%, 1/01/2035	BRL	17,679,000	2,836,361
Hellenic Republic (Republic of Greece), 3.375%, 6/16/2036 (n)	EUR	365,000	418,157
Hellenic Republic (Republic of Greece), 4.125%, 6/15/2054		272,000	307,571
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		$852,000	841,968
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	2,606,000	67,446
Oriental Republic of Uruguay, 9.75%, 7/20/2033		6,364,000	176,978
Oriental Republic of Uruguay, 8%, 10/29/2035		8,604,887	219,211
People's Republic of China, 3.13%, 11/21/2029	CNY	2,680,000	422,225
People's Republic of China, 1.43%, 1/25/2030		8,020,000	1,188,668
People's Republic of China, 1.63%, 10/25/2030		1,800,000	268,272
People's Republic of China, 2.88%, 2/25/2033		8,950,000	1,439,091
People's Republic of China, 1.83%, 8/25/2035		2,100,000	312,864
Republic of Angola, 9.375%, 5/08/2048		$870,000	851,477
Republic of Argentina, 4.125%, 7/09/2035		768,494	591,356
Republic of Bulgaria, 5%, 3/05/2037		688,000	673,152
Republic of Costa Rica, 7.3%, 11/13/2054		400,000	446,804
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	1,096,217
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		$200,000	220,897
Republic of Guatemala, 6.05%, 8/06/2031 (n)		430,000	445,067
Republic of Guatemala, 6.125%, 6/01/2050 (n)		382,000	379,250
Republic of Hungary, 5.5%, 6/16/2034 (n)		650,000	658,759
Republic of Hungary, 6%, 9/26/2035 (n)		537,000	558,747
Republic of Korea, 1.875%, 6/10/2029	KRW	1,057,250,000	663,922
Republic of Korea, 2.5%, 9/10/2030		1,797,000,000	1,123,628
Republic of Korea, 1.5%, 12/10/2030		1,674,000,000	998,250
Republic of Paraguay, 6%, 2/09/2036 (n)		$200,000	209,530
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	1,038,450
Republic of Peru, 5.375%, 2/08/2035		433,000	436,897
Republic of Peru, 6.85%, 8/12/2035	PEN	1,938,000	590,738
Republic of Poland, 5.375%, 2/12/2035		$502,000	509,931
Republic of Romania, 6.375%, 1/30/2034		692,000	702,420
Republic of Romania, 7.5%, 2/10/2037		646,000	697,492
Republic of Serbia, 1.65%, 3/03/2033	EUR	428,000	418,521
Republic of Serbia, 6%, 6/12/2034 (n)		$329,000	337,746
Republic of South Africa, 7.1%, 11/19/2036 (n)		883,000	944,545
Republic of South Africa, 8.75%, 2/28/2048	ZAR	23,455,000	1,408,262
Republic of South Africa, 7.3%, 4/20/2052		$611,000	611,195
Republic of Turkey, 7.625%, 5/15/2034		535,000	556,995
Sultanate of Oman, 7%, 1/25/2051		800,000	906,311

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 4.75%, 4/27/2032		$727,000	$697,193
United Mexican States, 7.5%, 5/26/2033	MXN	10,600,000	565,040
United Mexican States, 6.125%, 2/09/2038		$400,000	392,200
United Mexican States, 3.771%, 5/24/2061		440,000	264,000
			$29,493,664
Energy - Independent – 3.3%
APA Corp., 6.1%, 2/15/2035		$12,000	$12,471
APA Corp., 6.75%, 2/15/2055		24,000	25,223
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)		623,000	635,253
California Resources Corp., 7%, 1/15/2034 (n)		643,000	648,189
Chord Energy Corp., 6%, 10/01/2030 (n)		325,000	329,047
Chord Energy Corp., 6.75%, 3/15/2033 (n)		613,000	629,369
CNX Resources Corp., 7.25%, 3/01/2032 (n)		707,000	730,713
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		1,010,000	992,364
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		737,000	756,180
Infinity Natural Resource Co., 7.625%, 4/01/2031 (n)		576,000	581,846
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/2029 (n)		410,000	416,180
Kraken Oil & Gas Partners LLC, 7.125%, 5/15/2031 (n)		233,000	231,667
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)		771,000	797,043
Matador Resources Co., 6.5%, 4/15/2032 (n)		239,000	242,189
Matador Resources Co., 6%, 4/15/2034 (n)		279,000	275,670
Occidental Petroleum Corp., 6.45%, 9/15/2036		27,000	29,321
Pioneer Natural Resources Co., 2.15%, 1/15/2031		44,000	39,616
Santos Finance Ltd., 5.75%, 11/13/2035 (n)		39,000	39,467
SM Energy Co., 8.625%, 11/01/2030 (n)		201,000	212,498
SM Energy Co., 8.75%, 7/01/2031 (n)		511,000	534,931
SM Energy Co., 6.625%, 4/15/2034 (n)		288,000	289,563
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		472,000	484,720
			$8,933,520
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 5/26/2035	EUR	100,000	$117,749
Exxon Mobil Corp., 1.408%, 6/26/2039		100,000	86,327
Orlen S.A., 6%, 1/30/2035		$549,000	568,787
			$772,863
Entertainment & Leisure – 1.4%
Life Time, Inc., 6%, 11/15/2031 (n)		$459,000	$465,649
Lindblad Expeditions Holdings, Inc., 7%, 9/15/2030 (n)		524,000	539,256
Pinnacle Bidco PLC, 10%, 10/11/2028	GBP	114,000	159,748
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		$37,000	37,325
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		38,000	38,524

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment & Leisure – continued
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		$498,000	$508,891
Six Flags Entertainment Corp./Canada Wonderland Co., 8.625%, 1/15/2032 (n)		644,000	661,324
Viking Cruises Ltd. Co., 5.875%, 10/15/2033 (n)		518,000	519,037
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		899,000	899,189
			$3,828,943
Food & Beverages – 2.7%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$28,000	$26,223
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		42,000	41,402
Arla Foods Amba, 3.375%, 5/22/2029	EUR	100,000	117,052
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		$129,000	128,668
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		755,000	741,989
Chobani LLC/Chobani Finance Corp., 6.375%, 4/15/2034 (n)		848,000	862,043
Flowers Foods, Inc., 5.75%, 3/15/2035		16,000	15,445
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		200,000	198,666
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032		581,000	536,425
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.5%, 1/15/2036		48,000	47,891
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052		26,000	26,280
Kraft Heinz Foods Co., 4.375%, 6/01/2046		13,000	10,437
Magnum ICC Finance B.V., 4%, 11/26/2037	EUR	100,000	114,477
Maple Parent Holdings Corp., 4.728%, 3/26/2035		100,000	118,522
Mars, Inc., 4.8%, 3/01/2030 (n)		$38,000	38,272
Mars, Inc., 5.2%, 3/01/2035 (n)		89,000	89,599
Mars, Inc., 5.7%, 5/01/2055 (n)		61,000	60,174
Performance Food Group Co., 6.125%, 9/15/2032 (n)		500,000	505,502
Performance Food Group Co., 5.625%, 3/01/2034 (n)		359,000	350,812
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,185,000	1,152,782
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		471,000	466,786
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		991,000	977,395
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		260,000	259,629
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		498,000	508,950
			$7,395,421
Global Systemically Important Banks – 0.4%
Bank of America Corp., 5.202% to 4/25/2028, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$18,000	$18,226
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		38,000	34,497
Bank of America Corp., 5.464% to 5/09/2035, FLR (SOFR - 1 day + 1.64%) to 5/09/2036		100,000	102,134

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – continued
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030		$26,000	$25,959
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035		73,000	71,921
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037		56,000	54,783
HSBC Holdings PLC, 4.086%, 5/12/2036	EUR	100,000	117,982
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030		$46,000	47,174
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		108,000	95,245
JPMorgan Chase & Co., 5.502% to 1/24/2035, FLR (SOFR - 1 day + 1.315%) to 1/24/2036		54,000	55,252
JPMorgan Chase & Co., 3.328% to 4/22/2051, FLR (SOFR - 1 day + 1.58%) to 4/22/2052		28,000	19,366
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		154,000	147,849
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		86,000	87,652
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		200,000	177,216
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028		38,000	37,737
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		41,000	37,752
			$1,130,745
Hardware, Peripherals, & Assembly – 0.6%
SS&C Technologies Holdings, Inc., 6.5%, 6/01/2032 (n)		$457,000	$461,070
Virtusa Corp., 7.125%, 12/15/2028 (n)		394,000	328,960
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		734,000	744,571
			$1,534,601
Industrial – 1.0%
AECOM, 6%, 8/01/2033 (n)		$872,000	$873,352
APi Escrow Corp., 4.75%, 10/15/2029 (n)		1,064,000	1,046,498
Arcadis N.V., 4%, 5/20/2031	EUR	100,000	116,500
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035		$30,000	30,310
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)		486,000	500,572
Multiversity S.p.A., 7.125%, 5/17/2031 (n)	EUR	100,000	121,846
WSP Global, Inc., 5.039%, 9/18/2031 (n)		$29,000	28,872

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
WSP Global, Inc., 5.714%, 9/18/2036 (n)		$67,000	$66,807
			$2,784,757
Insurance – 0.1%
Corebridge Financial, Inc., 4.35%, 4/05/2042		$41,000	$34,547
Corebridge Global Funding, 4.9%, 8/21/2032 (n)		42,000	41,608
Mapfre S.A., 3.125%, 1/20/2032	EUR	100,000	115,123
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)		$58,000	60,160
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)		62,000	66,225
			$317,663
Insurance - Health – 0.7%
Bupa Finance PLC, 6.625%, 11/18/2045	GBP	100,000	$131,926
Centene Corp., 4.625%, 12/15/2029		$287,000	279,529
Centene Corp., 3%, 10/15/2030		460,000	414,556
Horseshoe Funding Trust II, 6.887%, 11/15/2055 (n)		100,000	103,308
Molina Healthcare, Inc., 6.5%, 2/15/2031 (n)		942,000	955,228
UnitedHealth Group, Inc., 5.15%, 7/15/2034		52,000	52,608
			$1,937,155
Insurance - Property & Casualty – 3.2%
Acrisure LLC/Acrisure Finance, Inc., 7.5%, 11/06/2030 (n)		$175,000	$174,784
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/01/2032 (n)		629,000	607,393
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		317,000	309,601
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)		496,000	503,483
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)		224,000	224,524
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.375%, 10/01/2032 (n)		345,000	343,237
American International Group, Inc., 5.125%, 3/27/2033		34,000	34,384
Amynta Agency Borrower, Inc., 7.5%, 7/15/2033 (n)		574,000	556,800
Ardonagh Finco Ltd., 6.875%, 2/15/2031	EUR	205,000	239,740
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)		$200,000	201,702
Arthur J. Gallagher & Co., 5%, 2/15/2032		12,000	12,013
Arthur J. Gallagher & Co., 6.5%, 2/15/2034		26,000	28,121
Arthur J. Gallagher & Co., 5.75%, 3/02/2053		36,000	34,889
Asurion LLC, 8%, 12/31/2032 (n)		809,000	843,615
Asurion LLC, 8.375%, 2/01/2034 (n)		685,000	669,483
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)		619,000	621,552
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	75,000	55,053
Fairfax Financial Holdings Ltd., 5.75%, 5/20/2035		$42,000	43,070
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054		42,000	43,522

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Hub International Ltd., 5.625%, 12/01/2029 (n)		$201,000	$198,011
Hub International Ltd., 7.25%, 6/15/2030 (n)		853,000	875,561
Hub International Ltd., 7.375%, 1/31/2032 (n)		540,000	553,198
Liberty Mutual Group, Inc., 3.875%, 9/26/2035	EUR	100,000	114,888
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031		$35,000	35,260
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055		37,000	35,166
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)		801,000	803,255
Progressive Corp., 5.15%, 3/26/2036		43,000	43,021
USI, Inc. of New York, 7.5%, 1/15/2032 (n)		467,000	475,430
			$8,680,756
Interactive Media Services – 0.3%
Snap, Inc., 6.875%, 3/01/2033 (n)		$743,000	$736,466
International Market Quasi-Sovereign – 0.3%
Aena SME S.A. (Kingdom of Spain), 3.5%, 1/22/2036	EUR	100,000	$114,521
Caixa Geral de Depositos S.A. (Republic of Portugal), 3.625%, 5/20/2032		100,000	117,197
Landsbankinn hf. (Republic of Iceland), 3.625%, 11/03/2032		100,000	114,206
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)		$200,000	205,538
NBN Co. Ltd. (Commonwealth of Australia), 3.375%, 11/29/2032	EUR	100,000	116,386
			$667,848
International Market Sovereign – 7.3%
Commonwealth of Australia, 2.75%, 5/21/2041	AUD	648,000	$353,332
Federal Republic of Germany, 2.5%, 4/16/2031	EUR	131,000	151,888
Federal Republic of Germany, 2.9%, 2/15/2036		70,000	81,454
Government of Bermuda, 5%, 7/15/2032 (n)		$898,000	900,371
Government of Canada, 2.25%, 2/01/2028	CAD	1,552,000	1,116,891
Government of Canada, 1.5%, 12/01/2031		606,000	403,908
Government of Canada, 2.75%, 12/01/2055		172,000	101,658
Government of Japan, 1.1%, 6/20/2043	JPY	30,450,000	135,313
Government of Japan, 0.4%, 3/20/2050		136,550,000	404,587
Government of Japan, 0.7%, 12/20/2051		136,100,000	415,611
Government of Japan, 2.4%, 3/20/2055		76,600,000	357,473
Government of New Zealand, 4.5%, 5/15/2030	NZD	688,000	421,007
Government of New Zealand, 1.5%, 5/15/2031		515,000	273,354
Government of New Zealand, 4.25%, 5/15/2036		300,000	175,640
Kingdom of Spain, 3.9%, 7/30/2039 (n)	EUR	290,000	348,296
Republic of France, 2.7%, 2/25/2031 (n)		635,000	732,801
Republic of France, 3.5%, 11/25/2035 (n)		305,000	354,822
Republic of France, 4.1%, 5/25/2046 (n)		306,000	354,052

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of France, 3.25%, 5/25/2055 (n)	EUR	643,000	$611,795
Republic of Italy, 2.85%, 2/01/2031		209,000	242,229
Republic of Italy, 1.45%, 3/01/2036		2,133,000	2,053,215
Republic of Italy, 4.1%, 4/30/2046 (n)		510,000	586,012
Republic of Italy, 4.3%, 10/01/2054 (n)		2,023,000	2,318,121
State of Israel, 5%, 1/13/2036		$806,000	787,018
United Kingdom Treasury, 4%, 10/22/2031	GBP	1,789,680	2,366,157
United Kingdom Treasury, 4.5%, 3/07/2035		1,102,400	1,459,163
United Kingdom Treasury, 1.25%, 10/22/2041		2,562,000	2,014,522
United Kingdom Treasury, 1.5%, 7/22/2047		257,000	174,920
			$19,695,610
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	115,000	$63,572
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)		$481,000	$516,227
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		1,345,000	1,398,483
Terex Corp., 6.25%, 10/15/2032 (n)		573,000	581,778
			$2,496,488
Media – 3.1%
Arqiva Broadcast Finance PLC, 8.625%, 7/01/2030	GBP	100,000	$112,203
Discovery Global Holdings, Inc., 4.279%, 3/15/2032		$114,000	103,132
Dotdash Meredith, Inc., 7.625%, 6/15/2032 (n)		530,000	508,478
Graham Holdings Co., 5.625%, 12/01/2033 (n)		652,000	640,381
Gray Media, Inc., 4.75%, 10/15/2030 (n)		229,000	173,479
Gray Media, Inc., 9.625%, 7/15/2032 (n)		463,000	456,665
Gray Media, Inc., 7.25%, 8/15/2033 (n)		348,000	344,947
NAVER Corp., 3.75%, 4/21/2033	EUR	100,000	116,917
Nexstar Media, Inc., 6.5%, 9/15/2033 (n)		$817,000	823,510
Nexstar Media, Inc., 7.25%, 4/15/2034 (n)		596,000	599,751
Paramount Global, 4.95%, 1/15/2031		229,000	213,594
Prosus N.V., 3.061%, 7/13/2031 (n)		329,000	299,782
Scripps Escrow II, Inc., 3.875%, 1/15/2029 (n)		291,000	269,645
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)		630,000	647,325
Stagwell Global LLC, 5.625%, 8/15/2029 (n)		685,000	666,706
Univision Communications, Inc., 8.5%, 7/31/2031 (n)		945,000	951,359
Univision Communications, Inc., 8.875%, 4/15/2033 (n)		346,000	344,680
Versant Media Group, Inc., 7.25%, 1/30/2031 (n)		404,000	419,746
ViacomCBS, Inc., 4.375%, 3/15/2043		343,000	219,535
WarnerMedia Holdings, Inc., 5.05%, 3/15/2042		630,000	460,687
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		85,000	80,632
			$8,453,154

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 3.3%
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)		$588,000	$603,187
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)		519,000	535,867
Baxter International, Inc., 4.9%, 12/15/2030		27,000	26,787
Baxter International, Inc., 5.65%, 12/15/2035		22,000	21,795
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		452,000	411,047
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		1,044,000	983,811
Concentra, Inc., 6.875%, 7/15/2032 (n)		750,000	776,276
Encompass Health Corp., 4.75%, 2/01/2030		881,000	866,783
Encompass Health Corp., 4.625%, 4/01/2031		246,000	238,081
Encompass Health Corp., 5.875%, 6/01/2034 (n)		227,000	228,405
Fortrea Holdings, Inc., 7.5%, 7/01/2030 (n)		401,000	404,163
Gruppo San Donato S.p.A., 6.5%, 10/31/2031	EUR	133,000	149,424
HCA, Inc., 5.125%, 6/15/2039		$29,000	27,515
HCA, Inc., 5.7%, 11/15/2055		35,000	32,888
IQVIA, Inc., 5%, 5/15/2027 (n)		427,000	426,795
IQVIA, Inc., 6.5%, 5/15/2030 (n)		600,000	615,448
IQVIA, Inc., 6.25%, 6/01/2032 (n)		537,000	548,599
New York Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery, 2.667%, 10/01/2050		77,000	46,800
Prime Healthcare Services, Inc., 9.375%, 9/01/2029 (n)		459,000	480,117
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		47,000	46,476
Star Parent, Inc., 9%, 10/01/2030 (n)		344,000	361,136
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)		687,000	688,608
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032		70,000	68,924
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)		438,000	419,608
			$9,008,540
Medical Equipment – 0.8%
Abbott Laboratories, 4.65%, 3/15/2036		$78,000	$75,809
Danaher Corp., 3.25%, 4/29/2030	EUR	100,000	117,032
Insulet Corp., 6.5%, 4/01/2033 (n)		$864,000	879,139
Medline Borrower LP, 5.25%, 10/01/2029 (n)		833,000	831,573
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		230,000	236,058
			$2,139,611
Metals & Mining – 2.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$636,000	$283,153
BHP Billiton Finance Ltd., 3.643%, 9/04/2035	EUR	100,000	115,499
Coeur Mining, Inc., 6.875%, 4/01/2032 (n)		$479,000	496,158
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		812,000	812,282
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)		435,000	455,863
FMG Resources Ltd., 5.875%, 4/15/2030 (n)		157,000	159,703

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Fortescue Treasury Pty Ltd., 4.375%, 4/01/2031 (n)		$1,133,000	$1,081,658
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		482,000	482,092
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)		560,000	580,850
Mineral Resources Ltd., 6%, 5/01/2032 (n)		350,000	348,624
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		53,000	55,091
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030 (a)(z)		305,656	176,705
Samarco Mineracao S.A., 9% Cash + 5% PIK to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		597,729	603,520
SunCoke Energy, Inc., 4.875%, 6/30/2029 (n)		459,000	438,848
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		603,000	629,704
			$6,719,750
Midstream – 5.1%
Antero Midstream Corp., 5.75%, 7/01/2034 (n)		$1,363,000	$1,346,632
Cheniere Energy Partners LP, 5.55%, 10/30/2035		50,000	51,013
Cheniere Energy Partners LP, 6.05%, 11/30/2056 (n)(w)		43,000	43,450
Columbia Pipelines Operating Co. LLC, 6.036%, 11/15/2033 (n)		18,000	19,014
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)		59,000	62,804
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		463,000	482,009
Delek Logistics Partners LP/Delek Logistics Corp., 7.375%, 6/30/2033 (n)		307,000	316,989
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054		78,000	74,538
Energy Transfer LP, 5.95%, 5/15/2054		60,000	57,916
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		606,000	628,889
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 3/15/2034		330,000	331,273
NuStar Logistics LP, 6.375%, 10/01/2030		692,000	718,504
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	54,000	37,555
Plains All American Pipeline LP, 5.7%, 9/15/2034		$42,000	43,082
Plains All American Pipeline LP, 5.6%, 1/15/2036		30,000	30,232
Prairie Acquiror LP, 9%, 8/01/2029 (n)		542,000	564,953
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		313,000	325,459
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		608,000	621,757
Sunoco LP, 4.625%, 5/01/2030 (n)		712,000	690,854
Sunoco LP, 7.25%, 5/01/2032 (n)		1,027,000	1,073,098
Sunoco LP, 6.625%, 8/15/2032 (n)		288,000	294,049
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		983,000	982,907
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		401,000	413,992
Tallgrass Energy Partners LP, 6.75%, 3/15/2034 (n)		230,000	235,008
Targa Resources Corp., 4.95%, 4/15/2052		53,000	45,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)	$409,000	$421,974
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	391,000	399,692
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	502,000	546,550
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	684,000	711,763
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 12/31/2099 (n)	868,000	857,191
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)	209,000	230,651
Venture Global Plaquemines LNG LLC, 6.5%, 1/15/2034 (n)	552,000	577,119
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	552,000	585,466
		$13,822,015
Mortgage-Backed – 1.9%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	$7,672	$7,972
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035	29,570	30,002
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	17,236	17,984
Fannie Mae, 3.5%, 12/01/2047	29,427	27,413
Fannie Mae, 2%, 9/25/2050 (i)	73,562	9,657
Fannie Mae, 4%, 9/25/2050 (i)	98,860	18,930
Fannie Mae, 2.5%, 2/25/2051 (i)	85,667	11,846
Fannie Mae, 4.512%, 12/25/2053	77,803	78,275
Fannie Mae, 5.112%, 12/25/2054	65,576	66,364
Fannie Mae, 5.062%, 1/25/2055	116,851	118,270
Fannie Mae, UMBS, 6.5%, 2/01/2043	20,027	20,811
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 7/01/2050	97,718	90,147
Fannie Mae, UMBS, 2.5%, 1/01/2050 - 2/01/2052	344,862	289,649
Fannie Mae, UMBS, 2%, 8/01/2050 - 11/01/2051	42,245	34,064
Fannie Mae, UMBS, 3%, 5/01/2051 - 12/01/2051	332,307	291,844
Fannie Mae, UMBS, 5%, 8/01/2052	132,442	131,142
Fannie Mae, UMBS, 4%, 10/01/2052	421,021	395,359
Fannie Mae, UMBS, 5.5%, 11/01/2052	83,887	84,616
Fannie Mae, UMBS, 6%, 8/01/2054	33,899	34,645
Freddie Mac, 1.373%, 3/25/2027 (i)	448,000	4,004
Freddie Mac, 0.114%, 2/25/2028 (i)	36,576,000	85,990
Freddie Mac, 0.293%, 2/25/2028 (i)	15,572,000	77,967
Freddie Mac, 0.101%, 4/25/2028 (i)	15,983,000	42,628
Freddie Mac, 1.08%, 7/25/2029 (i)	1,810,076	53,420
Freddie Mac, 0.57%, 1/25/2030 (i)	354,420	6,756
Freddie Mac, 1.797%, 4/25/2030 (i)	845,640	53,234
Freddie Mac, 1.839%, 4/25/2030 (i)	731,897	46,814
Freddie Mac, 1.666%, 5/25/2030 (i)	896,340	54,741
Freddie Mac, 1.798%, 5/25/2030 (i)	2,034,877	130,985
Freddie Mac, 1.34%, 6/25/2030 (i)	821,458	39,829
Freddie Mac, 1.597%, 8/25/2030 (i)	719,995	42,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.168%, 9/25/2030 (i)	$455,646	$20,479
Freddie Mac, 1.079%, 11/25/2030 (i)	901,677	39,013
Freddie Mac, 0.316%, 1/25/2031 (i)	3,139,734	35,373
Freddie Mac, 0.507%, 3/25/2031 (i)	3,691,623	73,233
Freddie Mac, 0.937%, 7/25/2031 (i)	670,491	29,292
Freddie Mac, 0.536%, 9/25/2031 (i)	2,699,427	68,082
Freddie Mac, 0.567%, 12/25/2031 (i)	659,754	17,301
Freddie Mac, 6%, 8/01/2034	7,551	7,723
Freddie Mac, 4.712%, 1/25/2054	51,189	51,715
Freddie Mac, 5.112%, 12/25/2054	109,982	111,344
Freddie Mac, 7.562%, 9/25/2055	90,017	93,561
Freddie Mac, UMBS, 4.5%, 7/01/2038 - 11/01/2053	165,319	160,743
Freddie Mac, UMBS, 2%, 8/01/2051 - 9/01/2051	58,768	47,394
Freddie Mac, UMBS, 3%, 4/01/2052	18,896	16,665
Freddie Mac, UMBS, 5%, 11/01/2052	178,105	176,742
Freddie Mac, UMBS, 6%, 8/01/2053	32,657	33,587
Freddie Mac, UMBS, 6.5%, 11/01/2054	59,235	61,909
Ginnie Mae, 2.5%, 8/20/2051	95,908	82,099
Ginnie Mae, 3%, 4/20/2052 - 11/20/2052	96,221	85,662
Ginnie Mae, 4%, 7/20/2052 - 11/20/2052	83,878	78,872
Ginnie Mae, 5.5%, 2/20/2053 - 10/20/2053	80,904	82,036
Ginnie Mae, 5%, 3/20/2053 - 4/20/2053	146,579	145,531
Ginnie Mae, 5.025%, 9/20/2053	94,631	96,136
Ginnie Mae, 4.925%, 10/20/2053	58,457	59,248
Ginnie Mae, 4.825%, 12/20/2053 - 3/20/2064	289,118	291,425
Ginnie Mae, 4.675%, 10/20/2054	61,834	62,024
Ginnie Mae, 4.875%, 4/20/2055	105,487	106,356
Ginnie Mae, 7.575%, 5/20/2055	63,566	65,094
Ginnie Mae, 6.137%, 6/20/2055	95,644	96,098
Ginnie Mae, 6.212%, 6/20/2055	46,982	45,127
Ginnie Mae, 1.725%, 7/20/2055 (i)	131,235	6,280
Ginnie Mae, 3.5%, 4/20/2056	74,999	67,597
Ginnie Mae, 4.425%, 8/20/2065	79,689	79,745
Ginnie Mae, 4.125%, 8/20/2067	55,672	55,686
UMBS, TBA, 2.5%, 6/25/2056	125,000	104,575
		$5,051,882

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.2%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$45,000	$43,469
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.641%, 7/01/2037		65,000	57,307
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038		145,000	139,655
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		110,000	111,877
Michigan Finance Authority, Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		70,000	57,957
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		246,000	243,853
			$654,118
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)		$89,000	$93,027
ENGIE S.A., 3.25%, 1/11/2032	EUR	100,000	115,606
Vier Gas Transport GmbH, 3.375%, 11/11/2031		100,000	115,846
			$324,479
Network & Telecom – 0.7%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$275,000	$199,259
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		981,000	988,313
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	100,000	119,317
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		166,000	204,253
Koninklijke KPN N.V., 0.875%, 12/14/2032		100,000	98,977
Windstream Services LLC/Windstream Escrow, 8.25%, 10/01/2031 (n)		$234,000	246,874
			$1,856,993
Non-Global Systemically Important Banks – 0.7%
Bank of Cyprus Holdings PLC, 3.875%, 5/20/2031	EUR	100,000	$116,990
ABANCA Corp. Bancaria S.A., 3.75%, 6/09/2034 (w)		100,000	116,226
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)		$200,000	208,477
CaixaBank S.A., 3.375%, 6/26/2035	EUR	100,000	114,397
Ceska Sporitelna A.S., 3.657%, 2/11/2033		100,000	115,140
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	200,001
Crédit Agricole S.A, 3.875%, 2/16/2038	EUR	100,000	114,634
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029		$150,000	151,678
M&T Bank Corp., 4.553% to 8/16/2027, FLR (SOFR - 1 day + 1.78%) to 8/16/2028		41,000	41,013

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
M&T Bank Corp., 6.082% to 3/13/2031, FLR (SOFR - 1 day + 2.26%) to 3/13/2032		$41,000	$42,838
mBank S.A., 3.771%, 3/03/2032	EUR	100,000	115,928
mBank S.A., 4.335%, 5/26/2033		100,000	118,064
NatWest Markets PLC, 3.125%, 1/13/2031		100,000	115,705
Pinnacle Financial Partners, Inc., 5.596% to 5/19/2031, FLR (SOFR - 1 day + 1.7%) to 5/19/2032		$106,000	106,534
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035		75,000	77,448
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036		27,000	27,682
Svenska Handelsbanken AB, 3.5%, 4/29/2033	EUR	100,000	116,285
Tatra Banka A.S, 4.269%, 5/26/2032		100,000	117,643
			$2,016,683
Oil Services – 0.8%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$585,000	$613,350
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		880,000	906,707
Valaris Ltd., 8.375%, 4/30/2030 (n)		547,000	569,701
			$2,089,758
Pharmaceuticals & Biotechnology – 1.1%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,129,000	$1,155,890
AbbVie, Inc., 4.4%, 3/15/2033		71,000	69,676
AbbVie, Inc., 5.35%, 3/15/2044		41,000	40,138
AbbVie, Inc., 5.4%, 3/15/2054		51,000	49,140
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		135,000	124,832
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		244,000	149,826
Eli Lilly & Co., 5.5%, 2/12/2055		37,000	36,713
Genmab A.S., 6.25%, 12/15/2032 (n)		826,000	841,392
Grifols S.A., 7.125%, 5/01/2030	EUR	380,000	461,499
Merck & Co., Inc., 4.75%, 12/04/2035		$69,000	67,732
			$2,996,838
Pollution Control – 0.6%
Clean Harbors, Inc., 6.375%, 2/01/2031 (n)		$205,000	$208,389
Clean Harbors, Inc., 5.75%, 10/15/2033 (n)		873,000	877,385
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		288,000	297,369
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		259,000	265,943
			$1,649,086

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Railroads – 0.1%
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055		$83,000	$80,707
Union Pacific Corp., 3.25%, 2/05/2050		101,000	69,545
			$150,252
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.625%, 8/01/2029		$257,000	$210,113
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		433,000	450,839
			$660,952
Real Estate - Other – 1.7%
Goodman Australia Finance Pty Ltd., 3.875%, 4/29/2033	EUR	100,000	$116,260
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$795,000	776,487
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,157,000	1,182,362
RHP Hotel Properties LP/RHP Finance Corp., 6.5%, 4/01/2032 (n)		114,000	116,891
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 3/15/2034 (n)		295,000	292,663
Rithm Capital Corp., 8.5%, 6/01/2031 (n)		407,000	406,272
Starwood Property Trust, Inc., 5.75%, 1/15/2031 (n)		749,000	748,833
Starwood Property Trust, Inc., 6.125%, 6/01/2031 (n)		204,000	206,257
XHR LP, REIT, 4.875%, 6/01/2029 (n)		732,000	720,852
			$4,566,877
Real Estate - Retail – 0.2%
Choice Properties, REIT, 4.628%, 8/08/2035	CAD	102,000	$74,452
Hammerson PLC, 3.5%, 4/15/2032	EUR	100,000	113,722
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$113,000	101,945
STORE Capital Corp., REIT, 2.7%, 12/01/2031		6,000	5,278
Unibail-Rodamco-Westfield SE, 3.875%, 4/21/2033	EUR	100,000	116,630
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)		$79,000	78,212
			$490,239
Real Estate - Storage & Office – 0.1%
Boston Properties LP, REIT, 2.75%, 10/01/2026		$23,000	$22,900
Colonial SFL Socimi S.A., 3.875%, 4/08/2031	EUR	100,000	117,586
COPT Defense Properties, REIT, 2%, 1/15/2029		$21,000	19,654
COPT Defense Properties, REIT, 4.5%, 10/15/2030		29,000	28,489
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034		36,000	36,858
Highwoods Realty LP, 5.35%, 1/15/2033		57,000	56,727
			$282,214

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Refining – 0.2%
PBF Holding Co. LLC, 7.875%, 9/15/2030 (n)		$518,000	$530,480
PBF Holding Co. LLC, 7.25%, 6/01/2034 (n)		117,000	116,477
			$646,957
Restaurants – 0.6%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$769,000	$782,947
1011778 B.C. ULC/New Red Finance, Inc., 5.625%, 9/15/2029 (n)		416,000	419,104
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		554,000	525,013
			$1,727,064
Retail & E-commerce – 2.4%
Alimentation Couche-Tard, Inc., 3.901%, 4/21/2033	EUR	100,000	$117,437
Amazon.com, Inc., 3.7%, 3/16/2035		100,000	117,269
Amazon.com, Inc., 5.8%, 3/13/2056		$82,000	82,078
Beach Acquisition Bidco LLC, 10% (10% Cash or 10.75% PIK), 7/15/2033 (n)(p)		961,913	1,063,727
Carvana Co., 9%, 6/01/2031 (n)(p)		1,463,000	1,616,965
DICK'S Sporting Goods, 4.1%, 1/15/2052		81,000	58,533
Home Depot, Inc., 3.625%, 4/15/2052		60,000	43,196
Macy’s Retail Holdings LLC, 5.875%, 3/15/2030 (n)		42,000	41,847
Macy's Retail Holdings LLC, 7.375%, 8/01/2033 (n)		398,000	415,524
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		500,000	499,452
Michaels Cos., Inc., 8.5%, 3/15/2033 (n)		658,000	642,401
Michaels Cos., Inc., 11%, 3/15/2034 (n)		232,000	219,352
Penske Automotive Group Co., 3.75%, 6/15/2029		479,000	459,083
Petco Health & Wellness Co., Inc., 8.25%, 2/01/2031 (n)		402,000	402,678
PetSmart LLC/PetSmart Finance Corp., 7.5%, 9/15/2032 (n)		670,000	675,111
			$6,454,653
Semiconductor & Electronic Components – 0.1%
Broadcom, Inc., 5.2%, 7/15/2035		$40,000	$40,240
Broadcom, Inc., 5.7%, 1/15/2056		42,000	41,908
Intel Corp., 5.7%, 2/10/2053		45,000	42,763
			$124,911
Software – 2.4%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)		$614,000	$635,572
APLD ComputeCo LLC, 9.25%, 12/15/2030 (n)		344,000	371,327
Cloud Software Group, Inc., 9%, 9/30/2029 (n)		175,000	172,921
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)		768,000	753,991
Cloud Software Group, Inc., 6.625%, 8/15/2033 (n)		465,000	423,238
CoreWeave, Inc., 9.25%, 6/01/2030 (n)		201,000	205,066

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Software – continued
CoreWeave, Inc., 9.75%, 10/01/2031 (n)		$566,000	$583,814
Fair Isaac Corp., 6%, 5/15/2033 (n)		1,220,000	1,208,167
Flash Compute LLC, 7.25%, 12/31/2030 (n)		460,000	474,229
Microsoft Corp., 2.525%, 6/01/2050		71,000	42,774
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		718,000	734,014
Neptune Bidco U.S., Inc., 10.375%, 5/15/2031 (n)		232,000	242,364
Neptune Bidco U.S., Inc., 9.5%, 2/15/2033 (n)		233,000	238,348
Oracle Corp., 4.95%, 2/04/2031		35,000	34,417
Oracle Corp., 5.35%, 5/04/2033		38,000	37,403
Oracle Corp., 5.7%, 2/04/2036		18,000	17,684
Oracle Corp., 4%, 7/15/2046		37,000	25,736
Sage Group PLC, 3.821%, 2/25/2033	EUR	100,000	115,277
Salesforce, Inc., 4.9%, 9/15/2031		$58,000	58,032
			$6,374,374
Supermarkets – 1.1%
Albertsons Cos. LLC/Safeway, Inc., 6.25%, 3/15/2033 (n)		$1,339,000	$1,341,549
FR Bondco S.A.S. , 6.875%, 10/31/2032	EUR	102,000	118,210
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$750,000	783,298
KeHE Distributors LLC/KeHE Finance Corp., 7.125%, 4/30/2033 (n)		413,000	418,515
Kroger Co., 5.5%, 9/15/2054		56,000	52,624
Tesco Corporate Treasury Services PLC, 5.125%, 5/22/2034	GBP	100,000	129,907
			$2,844,103
Telecommunications - Wireless – 1.0%
Altice France S.A., 9.5%, 11/01/2029 (n)		$430,181	$437,337
Altice France S.A., 6.875%, 10/15/2030 (n)		572,561	562,279
Altice France S.A., 6.5%, 4/15/2032 (n)		152,439	148,350
American Tower Corp., 4%, 9/01/2033	EUR	100,000	118,550
Millicom International Cellular S.A., 5.125%, 1/15/2028		$635,400	631,132
T-Mobile USA, Inc., 3.875%, 4/15/2030		18,000	17,516
T-Mobile USA, Inc., 5.05%, 7/15/2033		17,000	17,111
T-Mobile USA, Inc., 5.75%, 1/15/2034		17,000	17,740
T-Mobile USA, Inc., 5.85%, 2/15/2056		18,000	17,645
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030	EUR	100,000	116,669
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$537,000	562,084
			$2,646,413
Telephone Services – 0.6%
Level 3 Financing, Inc., 6.875%, 6/30/2033 (n)		$340,194	$350,411
Level 3 Financing, Inc., 7%, 3/31/2034 (n)		292,284	302,948
TELUS Corp., 5.25%, 11/15/2032	CAD	91,000	70,040
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		$587,000	579,866

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – continued
Uniti Group/CSL Capital Co., 8.625%, 6/15/2032 (n)		$428,000	$448,692
			$1,751,957
Tobacco – 0.3%
B.A.T. International Finance PLC, 3.375%, 5/11/2029	EUR	100,000	$116,836
Imperial Brands Finance PLC, 3.875%, 8/02/2033		100,000	115,093
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$569,000	590,823
			$822,752
Transportation & Logistics – 0.8%
Autoroutes du Sud de la France S.A., 3.375%, 1/19/2034	EUR	100,000	$115,104
Edge Finco PLC, 8.125%, 8/15/2031	GBP	114,000	158,331
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)		$38,000	39,459
ERAC USA Finance LLC, 5.25%, 4/30/2036 (n)		73,000	72,964
Ferrovial SE, 3.625%, 9/18/2032	EUR	100,000	116,307
GB AIT Buyer, Inc., 8.75%, 4/30/2034 (n)		$403,000	403,329
Heathrow Funding Ltd., 3.875%, 1/16/2038	EUR	100,000	114,792
RXO, Inc., 6.375%, 5/15/2031 (n)		$518,000	520,689
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)		419,798	152,471
XPO, Inc., 7.125%, 2/01/2032 (n)		573,000	593,590
			$2,287,036
Travel, Gaming, & Lodging – 2.7%
888 Acquisitions Ltd., 10.75%, 5/15/2030	GBP	100,000	$130,352
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		$1,005,000	1,005,054
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)		200,000	197,675
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		1,211,000	1,197,832
Hilton Domestic Operating Co., Inc., 5.5%, 9/15/2031 (n)		181,000	182,049
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		644,000	591,172
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)		287,000	290,252
Las Vegas Sands Corp., 3.9%, 8/08/2029		84,000	81,250
Las Vegas Sands Corp., 5.3%, 5/15/2031		23,000	23,016
Pioneer OpCo LLC, 7%, 5/15/2033 (n)		402,000	410,684
Rivers Enterprise Lender LLC, 6.25%, 10/15/2030 (n)		518,000	522,091
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		818,000	806,569
Wyndham Hotels & Resorts, Inc., 5.625%, 3/01/2033 (n)		315,000	310,527
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,388,000	1,383,781
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)		244,000	244,609
			$7,376,913

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 21.6%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$15,886,000	$9,876,004
U.S. Treasury Bonds, 3.875%, 5/15/2043		8,699,000	7,654,441
U.S. Treasury Bonds, 4.75%, 11/15/2053		1,380,000	1,326,040
U.S. Treasury Notes, 4.125%, 8/31/2030		6,295,000	6,294,262
U.S. Treasury Notes, 3.625%, 9/30/2030		7,698,000	7,547,648
U.S. Treasury Notes, 4.875%, 10/31/2030		5,878,000	6,052,962
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		13,150,000	12,087,213
U.S. Treasury Notes, 4%, 2/15/2034		2,467,000	2,413,902
U.S. Treasury Notes, 4.625%, 2/15/2035		4,061,000	4,130,640
U.S. Treasury Notes, 4.25%, 5/15/2035		1,433,000	1,416,991
			$58,800,103
Utilities – 4.2%
AEP Texas, Inc., 5.2%, 4/15/2036		$30,000	$29,522
AEP Transmission Co. LLC, 5.375%, 6/15/2035		56,000	57,036
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		28,000	28,001
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	76,868
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		20,000	18,999
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		17,000	14,198
Bruce Power LP, 2.68%, 12/21/2028	CAD	39,000	27,803
Bruce Power LP, 4.27%, 12/21/2034		93,000	67,085
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		$966,000	900,218
Clearway Energy Operating LLC, 5.75%, 1/15/2034 (n)		401,000	398,240
Duke Energy Carolinas LLC, 4.95%, 1/15/2033		20,000	20,290
Duke Energy Florida LLC, 6.2%, 11/15/2053		72,000	76,166
E.ON International Finance B.V., 3.5%, 9/03/2035	EUR	40,000	45,830
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	50,000	66,869
Enel Finance International N.V., 2.5%, 7/12/2031 (n)		$200,000	178,123
Energuate Trust, 6.35%, 9/15/2035 (n)		474,000	472,558
ENGIE Energía Chile S.A., 6.375%, 4/17/2034 (n)		200,000	209,139
Eversource Energy, 5.5%, 1/01/2034		37,000	37,661
Florida Power & Light Co., 2.875%, 12/04/2051		46,000	28,831
Georgia Power Co., 4.95%, 5/17/2033		43,000	43,344
Hawaiian Electric Co., Inc., 6%, 10/01/2033 (n)		784,000	778,135
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		28,000	25,116
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035		56,000	56,277
NRG Energy, Inc., 5.75%, 1/15/2034 (n)		1,059,000	1,047,491
NRG Energy, Inc., 6%, 1/15/2036 (n)		875,000	869,157
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035		46,000	47,053
Oncor Electric Delivery Co. LLC, 4.55%, 11/26/2056	EUR	100,000	117,251
Pacific Gas & Electric Co., 6.1%, 1/15/2029		$18,000	18,574
Pacific Gas & Electric Co., 6.4%, 6/15/2033		17,000	18,091
PG&E Corp., 5.25%, 7/01/2030		1,153,000	1,140,758

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities – continued
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		$416,000	$423,647
PPL Electric Utilities Corp. 1st Mortgage, 5.25%, 5/15/2053		67,000	62,715
PSEG Power LLC, 5.2%, 5/15/2030 (n)		79,000	80,153
Scottish Hydro Electric Power Distribution PLC, 3.375%, 11/02/2033	EUR	100,000	114,281
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$544,660	556,756
Talen Energy Supply LLC, 6.25%, 2/01/2034 (n)		744,000	741,263
Talen Energy Supply LLC, 6.5%, 2/01/2036 (n)		287,000	288,618
Terna Rete Elettrica Nazionale S.p.A., 3%, 7/22/2031	EUR	100,000	114,998
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		$701,000	697,019
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		157,000	151,607
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)		57,000	56,006
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)		57,000	55,736
Xcel Energy, Inc., 4.6%, 6/01/2032		19,000	18,689
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		536,000	558,264
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		484,000	518,868
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		135,000	145,061
			$11,498,365
Utilities - Gas – 0.5%
APA Infrastructure Ltd., 5.125%, 9/16/2034 (n)		$47,000	$46,511
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	100,000	101,749
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)		$23,000	22,694
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	709,000	802,125
EP Infrastructure A.S., 4.125%, 2/27/2033		100,000	114,507
EP Infrastructure A.S., 4.375%, 1/29/2034		100,000	115,265
Spire, Inc., 4.6%, 9/01/2031		$90,000	88,942
Spire, Inc., 6.25%, 6/01/2056		69,000	68,948
			$1,360,741
Total Bonds (Identified Cost, $358,280,474)			$354,794,815
Common Stocks – 0.0%
Metals & Mining – 0.0%
Petra Diamonds Ltd. (a)		20,785	$2,995
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		615	$114,783
Total Common Stocks (Identified Cost, $142,156)			$117,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 3.69% (v) (Identified Cost, $7,645,324)	7,645,135	$7,645,900

Other Assets, Less Liabilities – (33.4)%		(90,818,103)
Net Assets – 100.0%		$271,740,390

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were
$7,645,900 and $354,912,593, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $212,123,231, representing 78.1% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2030	3/09/21-6/22/22	$302,454	$176,705
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CFRR	China Fixing Repo Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 5/31/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	558,128	USD	396,419	HSBC Bank	7/17/2026	$4,378
AUD	575,577	USD	413,106	Merrill Lynch International	7/17/2026	222
AUD	1,715,773	USD	1,206,749	State Street Corp.	7/17/2026	25,365
BRL	348,900	USD	67,951	Citibank N.A.	8/04/2026	187
CLP	643,129,111	USD	713,800	Citibank N.A.	8/14/2026	9,050
CNH	6,359,199	USD	939,879	State Street Corp.	7/17/2026	3,112
CZK	440,502	USD	21,151	Deutsche Bank AG	7/17/2026	16
CZK	722,937	USD	34,570	State Street Corp.	7/17/2026	170
EUR	29,811	USD	34,797	Goldman Sachs International	7/17/2026	41
EUR	750,868	USD	874,853	HSBC Bank	7/17/2026	2,644

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
EUR	71,222	USD	83,176	JPMorgan Chase Bank N.A.	7/17/2026	$57
EUR	527,591	USD	615,958	Merrill Lynch International	7/17/2026	608
EUR	3,284	USD	3,836	State Street Corp.	7/17/2026	2
GBP	25,894	USD	34,658	BNP PARIBAS	7/17/2026	209
HUF	125,730,490	USD	402,900	Merrill Lynch International	7/17/2026	10,555
JPY	10,230,903	USD	64,473	HSBC Bank	7/17/2026	2
MXN	6,155,915	USD	350,356	JPMorgan Chase Bank N.A.	7/17/2026	3,371
MXN	7,662,540	USD	435,459	State Street Corp.	7/17/2026	4,841
MXN	11,899,689	USD	683,530	UBS AG	7/17/2026	242
NOK	6,765,400	USD	718,289	HSBC Bank	7/17/2026	12,843
NZD	2,948,271	USD	1,752,073	State Street Corp.	7/17/2026	15,997
PEN	983,694	USD	285,079	Merrill Lynch International	7/22/2026	2,426
ZAR	2,688,299	USD	163,229	Merrill Lynch International	7/17/2026	1,951
ZAR	6,788,958	USD	415,478	State Street Corp.	7/17/2026	1,663
USD	1,811,113	BRL	9,264,460	Barclays Bank PLC	8/06/2026	2,741
USD	28,755	BRL	147,000	Citibank N.A.	8/31/2026	242
USD	403,334	BRL	2,048,642	Goldman Sachs International	8/06/2026	3,450
USD	383,398	CAD	523,306	JPMorgan Chase Bank N.A.	7/17/2026	3,081
USD	3,190,220	CAD	4,375,817	Merrill Lynch International	7/17/2026	10,052
USD	141,332	CAD	193,493	State Street Corp.	7/17/2026	708
USD	539,543	CHF	416,360	JPMorgan Chase Bank N.A.	7/17/2026	3,544
USD	682,802	CNH	4,603,652	Merrill Lynch International	7/17/2026	137
USD	42,134	CZK	876,795	Deutsche Bank AG	7/17/2026	1
USD	610,183	CZK	12,558,184	Merrill Lynch International	7/17/2026	6,725
USD	28,665	CZK	591,747	State Street Corp.	7/17/2026	230
USD	821,143	EUR	695,031	HSBC Bank	7/17/2026	8,901
USD	30,350,367	EUR	25,624,610	JPMorgan Chase Bank N.A.	7/17/2026	404,323
USD	117,015	EUR	99,615	Merrill Lynch International	7/17/2026	600
USD	1,476,840	EUR	1,255,978	State Street Corp.	7/17/2026	9,047
USD	4,445,165	GBP	3,278,941	Barclays Bank PLC	7/17/2026	29,790
USD	210,728	GBP	155,982	JPMorgan Chase Bank N.A.	7/17/2026	683
USD	5,670,960	GBP	4,180,968	Merrill Lynch International	7/17/2026	40,927
USD	346,763	GBP	255,376	State Street Corp.	7/17/2026	2,878
USD	730,277	IDR	12,645,902,108	Citibank N.A.	7/28/2026	25,687
USD	297,389	IDR	5,317,204,790	Merrill Lynch International	7/28/2026	1,131
USD	1,740,291	JPY	274,087,212	HSBC Bank	7/17/2026	13,001
USD	396,945	JPY	62,847,349	JPMorgan Chase Bank N.A.	7/17/2026	882
USD	231,505	JPY	36,657,084	State Street Corp.	7/17/2026	493
USD	1,812,548	KRW	2,665,896,305	Barclays Bank PLC	7/15/2026	41,685
USD	2,114,468	KRW	3,113,536,494	Citibank N.A.	7/15/2026	46,252
USD	177,259	KRW	258,360,527	Goldman Sachs International	7/15/2026	5,639
USD	679,595	NOK	6,287,877	Merrill Lynch International	7/17/2026	68
USD	1,134,370	THB	36,460,683	Barclays Bank PLC	7/17/2026	11,185
USD	214,060	THB	6,836,000	JPMorgan Chase Bank N.A.	7/17/2026	3,474
						$777,509

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	241,621	USD	175,069	State Street Corp.	7/17/2026	$(1,558)
CAD	677,652	USD	494,053	Citibank N.A.	7/17/2026	(1,562)
CAD	1,057,112	USD	770,659	JPMorgan Chase Bank N.A.	7/17/2026	(2,393)
CAD	66,422	USD	48,843	State Street Corp.	7/17/2026	(570)
CHF	432,269	USD	559,287	Citibank N.A.	7/17/2026	(2,808)
CZK	1,904,904	USD	92,087	Citibank N.A.	7/17/2026	(550)
CZK	1,804,090	USD	87,592	Merrill Lynch International	7/17/2026	(900)
CZK	1,708,891	USD	83,134	State Street Corp.	7/17/2026	(1,017)
EUR	5,580,108	USD	6,610,765	Barclays Bank PLC	7/17/2026	(89,605)
EUR	1,184,001	USD	1,390,303	Citibank N.A.	7/17/2026	(6,628)
EUR	1,316,446	USD	1,550,640	HSBC Bank	7/17/2026	(12,183)
EUR	850,824	USD	1,009,851	JPMorgan Chase Bank N.A.	7/17/2026	(15,542)
EUR	551,042	USD	650,909	State Street Corp.	7/17/2026	(6,937)
GBP	798,721	USD	1,084,733	JPMorgan Chase Bank N.A.	7/17/2026	(9,188)
GBP	25,656	USD	34,843	NatWest Markets PLC	7/17/2026	(295)
GBP	1,431,746	USD	1,943,589	UBS AG	7/17/2026	(15,620)
IDR	69,241,082	USD	4,005	Citibank N.A.	7/28/2026	(147)
JPY	188,808,187	USD	1,198,328	HSBC Bank	7/17/2026	(8,463)
JPY	9,078,729	USD	57,700	JPMorgan Chase Bank N.A.	7/17/2026	(486)
JPY	56,535,054	USD	358,119	State Street Corp.	7/17/2026	(1,836)
KRW	851,264,586	USD	578,010	Citibank N.A.	7/15/2026	(12,544)
KRW	458,592,888	USD	311,726	JPMorgan Chase Bank N.A.	7/15/2026	(7,099)
KRW	515,025,000	USD	344,417	JPMorgan Chase Bank N.A.	8/14/2026	(2,037)
NZD	1,731,006	USD	1,038,128	State Street Corp.	7/17/2026	(48)
SEK	6,288,149	USD	683,507	Goldman Sachs International	7/17/2026	(868)
SGD	1,187,019	USD	937,661	State Street Corp.	7/17/2026	(4,666)
THB	6,284,727	USD	196,695	Barclays Bank PLC	7/17/2026	(3,092)
USD	175,385	AUD	245,691	JPMorgan Chase Bank N.A.	7/17/2026	(1,049)
USD	831,572	AUD	1,175,437	State Street Corp.	7/17/2026	(12,522)
USD	680,129	CAD	936,757	Barclays Bank PLC	7/17/2026	(669)
USD	26,043	CAD	35,886	Citibank N.A.	7/17/2026	(37)
USD	435,416	CAD	599,553	State Street Corp.	7/17/2026	(315)
USD	49,352	CNH	335,422	HSBC Bank	7/17/2026	(387)
USD	306,486	CNH	2,075,000	Merrill Lynch International	7/17/2026	(1,211)
USD	2,238,429	CNH	15,145,154	State Street Corp.	7/17/2026	(7,411)
USD	41,416	CZK	863,338	State Street Corp.	7/17/2026	(70)
USD	380,394	EUR	326,412	Citibank N.A.	7/17/2026	(1,066)
USD	173,970	EUR	149,328	Goldman Sachs International	7/17/2026	(541)
USD	522,126	EUR	447,824	HSBC Bank	7/17/2026	(1,220)
USD	346,204	EUR	296,984	JPMorgan Chase Bank N.A.	7/17/2026	(865)
USD	880,622	EUR	756,270	State Street Corp.	7/17/2026	(3,188)
USD	193,654	GBP	144,806	Barclays Bank PLC	7/17/2026	(1,339)
USD	34,748	GBP	25,807	Deutsche Bank AG	7/17/2026	(3)
USD	603,576	GBP	451,399	HSBC Bank	7/17/2026	(4,273)
USD	299,622	GBP	222,528	JPMorgan Chase Bank N.A.	7/17/2026	(31)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	2,222,388	MXN	38,743,842	State Street Corp.	7/17/2026	$(3,886)
USD	259,297	NZD	437,447	HSBC Bank	7/17/2026	(3,039)
USD	1,979,416	NZD	3,384,829	JPMorgan Chase Bank N.A.	7/17/2026	(50,456)
USD	113,747	PEN	392,018	Citibank N.A.	7/22/2026	(828)
USD	1,286,671	ZAR	21,395,706	Merrill Lynch International	7/17/2026	(27,967)
						$(331,015)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	4	$313,454	June – 2026	$2,709
Canadian Treasury Bond 5 yr	Long	CAD	44	3,598,448	September – 2026	8,323
Euro-Bobl 5 yr	Long	EUR	44	5,958,950	June – 2026	32,056
Euro-Buxl 30 yr	Short	EUR	13	1,669,468	June – 2026	22,667
Korea Bond 3 yr	Long	KRW	1	68,567	June – 2026	158
U.S. Treasury Bond 30 yr	Long	USD	4	448,875	September – 2026	6,027
U.S. Treasury Note 2 yr	Long	USD	8	1,652,500	September – 2026	3,347
						$75,287
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	21	$1,831,379	September – 2026	$(2,499)
Euro-BTP 10 yr	Long	EUR	14	1,943,385	June – 2026	(1,958)
Euro-Bund 10 yr	Short	EUR	7	1,032,765	June – 2026	(4,752)
Euro-Schatz 2 yr	Long	EUR	29	3,586,020	June – 2026	(3,062)
Korea Bond 10 yr	Short	KRW	9	642,004	June – 2026	(10,502)
Long Gilt 10 yr	Short	GBP	8	956,049	September – 2026	(14,331)
U.S. Treasury Note 10 yr	Short	USD	68	7,468,313	September – 2026	(47,531)
U.S. Treasury Note 5 yr	Short	USD	333	35,701,242	September – 2026	(177,336)
U.S. Treasury Ultra Note 10 yr	Short	USD	133	14,906,391	September – 2026	(140,763)
						$(402,734)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/18/29	CNY	15,300,000	centrally cleared	1.6445% / Quarterly	CFRR / Quarterly	$15,076	$—	$15,076
12/13/29	CNY	4,800,000	centrally cleared	1.49% / Quarterly	CFRR / Quarterly	861	9	870
11/26/30	CNY	5,300,000	centrally cleared	1.5772% / Quarterly	CFRR / Quarterly	3,244	—	3,244
						$19,181	$9	$19,190
At May 31, 2026, the fund had liquid securities collateral with an aggregate value of $1,263,457 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/26 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $358,422,630)	$354,912,593
Investments in affiliated issuers, at value (identified cost, $7,645,324)	7,645,900
Cash	4,296
Foreign currency, at value (identified cost, $11,160)	11,043
Receivables for
Net daily variation margin on open cleared swap agreements	1,272
Forward foreign currency exchange contracts	777,509
Investments sold	1,033,711
Interest	5,241,360
Other assets	24,346
Total assets	$369,652,030
Liabilities
Notes payable	$95,000,000
Payables for
Distributions	161,503
Forward foreign currency exchange contracts	331,015
Net daily variation margin on open futures contracts	13,869
Investments purchased	1,737,932
When-issued investments purchased	274,636
TBA purchase commitments	105,014
Payable to affiliates
Investment adviser	18,004
Administrative services fee	518
Transfer agent and dividend disbursing costs	2,500
Payable for independent Trustees' compensation	1,313
Accrued interest expense	60,804
Deferred foreign capital gains tax expense payable	83,183
Accrued expenses and other liabilities	121,349
Total liabilities	$97,911,640
Net assets	$271,740,390

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$328,226,949
Total distributable earnings (loss)	(56,486,559)
Net assets	$271,740,390
Shares of beneficial interest outstanding (unlimited number of shares authorized)	41,395,094
Net asset value per share (net assets of $271,740,390 / 41,395,094 shares of beneficial interest outstanding)	$6.56
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/26 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$11,341,473
Dividends from affiliated issuers	123,849
Other	61
Foreign taxes withheld	(133)
Total investment income	$11,465,250
Expenses
Management fee	$857,912
Transfer agent and dividend disbursing costs	24,192
Administrative services fee	23,716
Independent Trustees' compensation	6,281
Stock exchange fee	20,260
Custodian fee	45,389
Shareholder communications	55,287
Audit and tax fees	54,672
Legal fees	4,000
Interest expense and fees	2,270,179
Miscellaneous	31,041
Total expenses	$3,392,929
Net investment income (loss)	$8,072,321

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,028,256)
Affiliated issuers	220
Written options	39,659
Futures contracts	1,672,821
Swap agreements	48,621
Forward foreign currency exchange contracts	61,306
Foreign currency	(512,823)
Net realized gain (loss)	$281,548
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $135 decrease in deferred foreign capital gains tax)	$(5,023,982)
Affiliated issuers	(410)
Written options	(27,488)
Futures contracts	(360,447)
Swap agreements	38,823
Forward foreign currency exchange contracts	305,957
Translation of assets and liabilities in foreign currencies	4,421
Net unrealized gain (loss)	$(5,063,126)
Net realized and unrealized gain (loss)	$(4,781,578)
Change in net assets from operations	$3,290,743
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25
Change in net assets
From operations
Net investment income (loss)	$8,072,321	$14,996,477
Net realized gain (loss)	281,548	(2,717,056)
Net unrealized gain (loss)	(5,063,126)	5,278,191
Change in net assets from operations	$3,290,743	$17,557,612
Distributions to shareholders	$(8,244,283)	$(13,783,323)
Tax return of capital distributions to shareholders	$—	$(8,678,127)
Distributions from other sources	$(2,887,855)(a)	$—
Change in net assets from fund share transactions	$(1,773,661)	$(293,044)
Total change in net assets	$(9,615,056)	$(5,196,882)
Net assets
At beginning of period	281,355,446	286,552,328
At end of period	$271,740,390	$281,355,446

(a)
Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to
Financial Statements for additional information regarding the tax character of the fund’s distributions.

See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 5/31/26 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$3,290,743
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(124,427,211)
Proceeds from disposition of investment securities	132,031,448
Purchase of short-term investments, net	(2,684,743)
Realized gain/loss on investments	1,028,256
Unrealized appreciation/depreciation on investments	5,024,527
Unrealized appreciation/depreciation on foreign currency contracts	(305,957)
Unrealized appreciation/depreciation on swaps	(38,823)
Net amortization/accretion of income	(966,476)
Increase in interest receivable	(158,678)
Decrease in accrued expenses and other liabilities	(84,635)
Decrease in receivable for net daily variation margin on open futures contracts	78,497
Increase in payable for net daily variation margin on open futures contracts	13,869
Increase in other assets	(20,893)
Increase in interest payable	21,888
Net cash provided by operating activities	$12,801,812
Cash flows from financing activities:
Distributions paid in cash	$(11,138,697)
Repurchase of shares of beneficial interest	(1,773,661)
Net cash used by financing activities	$(12,912,358)
Net decrease in cash and restricted cash	$(110,546)
Cash and restricted cash:
Beginning of period (including foreign currency of $10,335)	$125,885
End of period (including foreign currency of $11,043)	$15,339
Supplemental disclosure of cash flow information:
Cash paid during the six months ended May 31, 2026 for interest was $2,248,291.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended	Year ended
	5/31/26 (unaudited)	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
Net asset value, beginning of period	$6.75	$6.87	$6.69	$6.83	$8.29	$8.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.36	$0.34	$0.33	$0.33	$0.35
Net realized and unrealized gain (loss)	(0.11)	0.06	0.38	0.05	(1.20)	(0.26)
Total from investment operations	$0.08	$0.42	$0.72	$0.38	$(0.87)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.33)	$(0.39)	$(0.27)	$(0.42)	$(0.42)
From tax return of capital	—	(0.21)	(0.16)	(0.27)	(0.18)	(0.28)
From other sources	(0.07)(b)	—	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.54)	$(0.55)	$(0.54)	$(0.60)	$(0.70)
Net increase from repurchase of capital shares	$0.00 (w)	$0.00 (w)	$0.01	$0.02	$0.01	$—
Net asset value, end of period (x)	$6.56	$6.75	$6.87	$6.69	$6.83	$8.29
Market value, end of period	$5.97	$6.35	$6.32	$6.09	$6.87	$8.44
Total return at market value (%)	(1.81)(n)	9.41	12.94	(3.34)	(11.33)	7.27
Total return at net asset value (%) (j)(s)(x)	1.50 (n)	6.91	11.85	6.80	(10.26)	0.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses	2.46 (a)	2.62	2.87	2.70	1.37	0.91
Net investment income (loss)	5.84 (a)	5.35	4.97	4.82	4.56	4.06
Portfolio turnover rate	28 (n)	65	76	73	81	112
Net assets at end of period (000 omitted)	$271,740	$281,355	$286,552	$283,475	$300,578	$368,967
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.81 (a)	0.79	0.76	0.76	0.74	0.71
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$95,000	$95,000	$95,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$3,860	$3,962	$4,016	$3,984	$4,006	$4,690

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(b)
Estimated tax return of capital. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end when the tax character of distributions is determined. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to
Financial Statements for additional information regarding the tax character of the fund’s distributions.

(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)
Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.

Notes to Financial Statements (unaudited) - continued
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment

Notes to Financial Statements (unaudited) - continued
companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$114,783	$114,783
United Kingdom	2,995	—	—	2,995
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	58,800,103	—	58,800,103
Non - U.S. Sovereign Debt	—	62,547,530	—	62,547,530
Municipal Bonds	—	654,118	—	654,118
U.S. Corporate Bonds	—	182,150,910	—	182,150,910
Residential Mortgage-Backed Securities	—	5,660,955	—	5,660,955
Commercial Mortgage-Backed Securities	—	3,124,688	—	3,124,688
Asset-Backed Securities (including CDOs)	—	2,151,364	—	2,151,364
Foreign Bonds	—	39,705,147	—	39,705,147
Investment Companies	7,645,900	—	—	7,645,900
Total	$7,648,895	$354,794,815	$114,783	$362,558,493
Other Financial Instruments
Futures Contracts – Assets	$75,287	$—	$—	$75,287
Futures Contracts – Liabilities	(402,734)	—	—	(402,734)
Forward Foreign Currency Exchange Contracts – Assets	—	777,509	—	777,509
Forward Foreign Currency Exchange Contracts – Liabilities	—	(331,015)	—	(331,015)
Swap Agreements – Assets	—	19,190	—	19,190
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/25	$114,783
Change in unrealized appreciation or depreciation	0
Balance as of 5/31/26	$114,783

Notes to Financial Statements (unaudited) - continued
At May 31, 2026, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$75,287	$(402,734)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	777,509	(331,015)
Interest Rate	Cleared Swap Agreements	19,190	—
Total		$871,986	$(733,749)
(a)  Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$1,672,821	$48,621	$—	$—	$—
Foreign Exchange	—	—	61,306	—	—
Credit	—	—	—	(130,737)	39,659
Total	$1,672,821	$48,621	$61,306	$(130,737)	$39,659
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(360,447)	$38,823	$—	$—	$—
Foreign Exchange	—	—	305,957	—	—
Credit	—	—	—	45,175	(27,488)
Total	$(360,447)	$38,823	$305,957	$45,175	$(27,488)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash

Notes to Financial Statements (unaudited) - continued
that has been segregated or delivered to brokers to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase.  At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
A written swaption represents an option that if exercised by the buyer, obligates the fund as option writer to enter into a pre-defined credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Notes to Financial Statements (unaudited) - continued
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows.  Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments.  Restricted cash is presented in the fund's Statement of Assets and Liabilities as cash collateral posted for uncleared derivatives and/or cash pledged for exchange-traded or cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
5/31/26
Cash	$15,339
Restricted cash included in Cash collateral posted	—
Restricted cash included in Cash pledged	—
Total cash and restricted cash in the Statement of Cash Flows	$15,339
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold

Notes to Financial Statements (unaudited) - continued
in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash posted to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as cash collateral posted. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. For the six months ended May 31, 2026, the amount of distributions estimated to be a tax return of capital was approximately $2,887,855 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as ordinary income and/or capital gains at fiscal year end.

Notes to Financial Statements (unaudited) - continued
Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and straddle loss deferrals.
The tax character of distributions made during the six months ended May 31, 2026 will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/25
Ordinary income (including any short-term capital gains)	$13,783,323
Tax return of capital (b)	8,678,127
Total distributions	$22,461,450

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/26
Cost of investments	$371,085,097
Gross appreciation	5,487,962
Gross depreciation	(14,014,566)
Net unrealized appreciation (depreciation)	$(8,526,604)
As of 11/30/25
Capital loss carryforwards	(45,008,517)
Other temporary differences	(281,259)
Net unrealized appreciation (depreciation)	(3,355,388)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of November 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(8,904,027)
Long-Term	(36,104,490)
Total	$(45,008,517)

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.62% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2026, fees paid to MFSC amounted to $8,076.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended May 31, 2026 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended May 31, 2026, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$16,380,654	$22,052,174
Non-U.S. Government securities	85,072,641	87,160,345
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.

Notes to Financial Statements (unaudited) - continued
The fund repurchased 293,341 shares of beneficial interest during the six months ended May 31, 2026 at an average price per share of $6.05 and a weighted average discount of 8.11% per share. The fund repurchased 49,198 shares of beneficial interest during the year ended November 30, 2025 at an average price per share of $5.96 and a weighted average discount of 9.49% per share. Transactions in fund shares were as follows:
	Six months ended 5/31/26		Year ended 11/30/25
	Shares	Amount	Shares	Amount
Capital shares repurchased	(293,341)	$(1,773,661)	(49,198)	$(293,044)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2026, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement has no explicit maturity date but may be terminated with appropriate notice by either party. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to the one-month term SOFR (Secured Overnight Financing Rate) plus 0.10% plus an agreed upon spread, or at the option of the borrower, an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $2,264,770 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $3,160 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended May 31, 2026, the average loan balance was $95,000,000 at a weighted average annual interest rate of 4.78%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended May 31, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,961,567	$56,453,818	$53,769,295	$220	$(410)	$7,645,900

Notes to Financial Statements (unaudited) - continued

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$123,849	$—
(8) Subsequent Event
On December 10, 2025, the Board of Trustees (the “Board”) of the fund approved a reorganization of the fund with and into the MFS Multimarket Income Trust (“MMT”) (the “Reorganization”), subject to approval by the fund’s shareholders and the satisfaction of certain other conditions. The Reorganization was approved by the fund’s shareholders at the Special Meeting of Shareholders held on May 18, 2026, and all other conditions have been satisfied or waived. The Reorganization was completed on June 22, 2026 (the “Closing Date”), and, as of the Closing Date, shareholders of the fund became shareholders of MMT. Additionally, as of the Closing Date, abrdn Inc. (“Aberdeen”) became the appointed investment manager of MMT, which was renamed the Aberdeen Multi-Market Income Fund. On the Closing Date, MFS ceased serving as the appointed investment manager of MMT.

Report of Independent Registered Public
Accounting Firm
To the Shareholders and the Board of Trustees of MFS Charter Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the “Fund”), including the portfolio of investments, as of May 31, 2026, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of assets and liabilities, including the portfolio of investments, as of November 30, 2025 , the statement of operations and the statement of changes in net assets for the year ended November 30, 2025, the financial highlights for each of the five years in the period then ended, and the related notes (not presented herein); and in our report dated January 14, 2026, we expressed an unqualified opinion on those financial statements. In our opinion, the information set forth in the accompanying statement of changes in net assets for the year ended November 30, 2025 and the financial highlights for each of the five years in the period then ended, is fairly stated, in all material respects, in relation to the statement of changes in net assets and the financial highlights from which it has been derived.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
/s/ Ernst & Young LLP
Boston, Massachusetts
July 16, 2026

Results of Shareholder Meeting (unaudited)
At the special meeting of shareholders of MFS Charter Income Trust, which was held on March 11, 2026, and adjourned to May 18, 2026, the following action was taken:
Item 1: To approve an Agreement and Plan of Reorganization between MFS Charter Income Trust (the “Target Fund”) and MFS Multimarket Income Trust (the “Acquiring Fund”), pursuant to which the Target Fund would transfer substantially all of its assets to the Acquiring Fund, and the Acquiring Fund would assume all stated liabilities of the Target Fund, in exchange solely for newly issued common shares of the Acquiring Fund, which will be distributed by the Target Fund to the shareholders of the Target Fund (although cash may be distributed in lieu of any fractional shares) in the form of a liquidating distribution, and the Target Fund will be liquidated, terminated, and dissolved in accordance with its Declaration of Trust and Massachusetts law.
Number of Shares
For	Against/ Withheld/ Abstention
21,383,297	4,547,632

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT.  The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.  A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Reports and Other Documents” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
COMPUTERSHARE TRUST COMPANY, N.A.
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MCR

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 10. RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

			(c) Total	(d) Maximum
			Number of	Number (or
	(a) Total number	(b)	Shares	Approximate
Period	of Shares	Average	Purchased as	Dollar Value) of
	Purchased	Price	Part of Publicly	Shares that May
		Paid per	Announced	Yet Be Purchased
		Share	Plans or	under the Plans
			Programs	or Programs

12/01/25-12/31/25	0	N/A	0	4,168,843
01/01/26-01/31/26	0	N/A	0	4,168,843
02/01/26-02/28/26	0	N/A	0	4,168,843
03/01/26-03/31/26	162,211	6.06	162,211	4,006,632
04/01/26-04/30/26	68,749	6.03	68,749	3,937,883
05/01/26-05/31/26	62,381	6.03	62,381	3,875,502
Total	293,341	6.05	293,341

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2025 plan year is 4,168,843.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant’s independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS CHARTER INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: July 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer) Date: July 16, 2026

* Print name and title of each signing officer under his or her signature.